SHARE-BASED PAYMENTS, Weighted Average Remaining Contractual Life, Exercise Price and Fair Value (Details)	12 Months Ended
	Jun. 30, 2019 AUD ($) $ / shares	Jun. 30, 2018 AUD ($) $ / shares	Jun. 30, 2017 AUD ($) $ / shares	Jun. 30, 2016
Weighted Average Remaining Contractual Life [Abstract]
Weighted average remaining contractual life (in years)	1.06		1.96	2.50
Weighted Average Fair Value [Abstract]
Weighted average fair value (in dollars per share) | $	$ 0.05	$ 0.05	$ 0.03
Incentive Options [Member] | Minimum [Member]
Range of Exercise Prices [Abstract]
Exercise price (in dollars per share)	$ 0.05	$ 0.05	$ 0.05
Incentive Options [Member] | Maximum [Member]
Range of Exercise Prices [Abstract]
Exercise price (in dollars per share)	$ 0.35	$ 0.35	$ 0.25